Segments	12 Months Ended
Dec. 31, 2014
SEGMENTS [Abstract]
Segments
25.	SEGMENTS

Based on the criteria established by ASC 280, the Group currently operates and manages its business as a single operating and single reportable segment, whose business is developing and operating online games. The following tables depict the Group’s net revenues and long-term assets by geography according to where the services underlying the revenues were provided (regardless of the location of the game player) or where the assets are located or recognized.

	For the year ended December 31,
Revenues by geography	2012	2013	2014
	RMB	RMB	RMB
Net revenues derived in the PRC	4,419,983	3,781,776	3,310,397
Net revenues derived in Korea	155,934	352,412	269,350
Net revenues derived in all other countries	142,642	210,542	137,622
Total net revenues	4,718,559	4,344,730	3,717,369

Long-term assets by geography	December 31, 2013	December 31, 2014
	RMB	RMB
Long-term assets in the PRC	1,385,042	662,691
Long-term assets in Korea	632,854	604,092
Long-term assets in all other countries	50,157	43,061
Total long-term assets	2,068,053	1,309,844